Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended			13 Months Ended	0 Months Ended	13 Months Ended	12 Months Ended
	Dec. 31, 2012 Affiliates of KKR Management Agreement	Dec. 31, 2011 Affiliates of KKR Management Agreement	Dec. 31, 2010 Affiliates of KKR Management Agreement	Aug. 31, 2010 KCM Credit agreement amendment	Nov. 17, 2010 KCM Dealer Manager Agreement	Feb. 28, 2012 KCM Extend maturities	Apr. 12, 2011 KCM Extend maturities	Jan. 31, 2013 KCM Extend maturities	Apr. 13, 2011 KCM Underwriting commission	Jan. 31, 2013 KCM Underwriting commission	Dec. 31, 2012 Capstone Consulting LLC	Dec. 31, 2011 Capstone Consulting LLC	Dec. 31, 2010 Capstone Consulting LLC
Related party transactions
Management fees											$ 12.3	$ 12.0	$ 7.3
Payment to related party	$ 20.10	$ 20.00	$ 20.50	$ 5.00	$ 26.10	$ 0.60	$ 1.25	$ 2.40	$ 0.50	$ 8.60